Financial Liabilities: Interest-bearing Loans and Borrowings - Additional Information (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2025 EUR (€) vessel	Aug. 31, 2024 EUR (€) vessel facility	Dec. 31, 2023 EUR (€) vessel	Dec. 31, 2025 EUR (€)	Dec. 31, 2023 EUR (€) vessel	Nov. 30, 2025 EUR (€)	May 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Nov. 30, 2023 EUR (€)
Financial Liabilities: Interest-bearing Loans and Borrowings
Number of vessels acquired | vessel					2
Net interest bearing debt to EBITDA ratio				2.75
Senior Secured Green Revolving Credit Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount			€ 550,000,000		€ 550,000,000
Green Corporate Facility - Guarantee
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity			350,000,000		350,000,000
Minimum free liquidity, threshold percentage of gross interest-bearing debt (as percent)				5.00%
Threshold minimum equity ratio (as percent)				0.35
Threshold minimum working capital				€ 0
Maximum percentage of the consolidated net profit for dividends and distributions of new debt facility (as percent)				50.00%
Period to provide written notice for cancelling total commitments and demanding prepayment of all amounts outstanding, upon change of control (in days)				60 days
Limit loan balance (in percentage)				0.80
Green Corporate Facility - Guarantee | Minimum
Financial Liabilities: Interest-bearing Loans and Borrowings
Minimum free liquidity, threshold cash and cash equivalents to be available at all times				€ 35,000,000
Minimum free liquidity, threshold percentage of gross interest-bearing debt (as percent)				7.50%
Green Corporate Facility - Guarantee | Maximum
Financial Liabilities: Interest-bearing Loans and Borrowings
Minimum free liquidity, threshold cash and cash equivalents to be available at all times				€ 50,000,000
Minimum free liquidity, threshold percentage of gross interest-bearing debt (as percent)				50.00%
Danish Export and Investment Fund of Denmark
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity			100,000,000		100,000,000
Uncommitted guarantee facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Maximum borrowing capacity			200,000,000		200,000,000
HoldCo Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount								€ 125,000,000	€ 80,000,000
Maximum amount of noncommitted accordion option						€ 80,000,000
Green Loan Facility with HSBC and Clifford Capital
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount						€ 60,000,000
P-Class Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount				€ 425,000,000
Maximum borrowing capacity			€ 425,000,000		€ 425,000,000
Number of vessels acquired | vessel			2
M Class Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount		€ 436,000,000
Number of vessels acquired | vessel		2
Number of individual facility | facility		2
Borrowings By Name Axis M Class Facility One And Two
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount		€ 420,000,000
A Class Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount	€ 525,000,000
Number of vessels acquired | vessel	2
Wind Keeper Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount							€ 150,000,000